HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-5244 - PremierSolutions Standard (Series II)

333-72042                                       HV-5795 - PremierSolutions Standard (Series A)

333-72042                                       HV-6779 - PremierSolutions Standard (Series A-II)

333-72042                                       HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042                                       HV-3573 - PremierSolutions Chicago Public Schools

333-151805                               HV-6776 - Premier Innovations(SM)

333-151805                               HV-6778 - Premier Innovations(SM) (Series II)

333-151805                               HV-6777 - Hartford 403(b) Cornerstone Innovations

Supplement dated February 17, 2015 to your Prospectus

1.  FUND ADDITION CANCELLATION

VICTORY DIVIDEND GROWTH FUND - CLASS A

Effective February 14, 2015, the addition of the Victory Dividend Growth Fund has been cancelled.

2.  FUND REORGANIZATION CANCELLATION

VICTORY SPECIAL VALUE FUND INTO VICTORY DIVIDEND GROWTH FUND - CLASS A

The reorganization of the Victory Special Value Fund into the Victory Dividend Growth Fund scheduled to take place on or about February 27, 2015 has been cancelled.

In addition, the reference to February 26, 2015 regarding your allocation of new Contributions or transfers to the Merging Fund Sub-Account is hereby deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.